CONSOLIDATED BALANCE SHEETS ¥ in Thousands, $ in Thousands	Dec. 31, 2016 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
Current assets:
Cash and cash equivalents	$ 465,938	¥ 3,235,007	¥ 1,237,838
Restricted cash	72	500	360,500
Short-term investments measured at fair value			506,407
Accounts receivable, net of allowance of RMB5,559 and RMB11,424 as of December 31, 2015 and 2016, respectively	20,402	141,649	93,956
Loan receivables	3,228	22,410	26,808
Amounts due from related parties	14,180	98,453	16,157
Prepaid rent	64,256	446,127	429,588
Inventories	3,112	21,606	24,529
Other current assets	30,091	208,929	167,995
Total current assets	601,279	4,174,681	2,863,778
Property and equipment, net	534,419	3,710,468	3,805,886
Intangible assets, net	49,358	342,694	144,812
Land use rights	20,959	145,521
Long-term investments, including marketable securities measured at fair value of RMB 166,546 and RMB204,945 as of December 31, 2015 and 2016, respectively	153,294	1,064,321	344,242
Goodwill	24,702	171,504	108,344
Loan receivables	1,047	7,269	12,336
Other assets	28,877	200,492	195,446
Deferred tax assets	25,409	176,414	218,677
Total assets	1,439,344	9,993,364	7,693,521
Current liabilities:
Short-term debt	42,963	298,291	324,680
Accounts payable	84,219	584,731	585,347
Amounts due to related parties	1,593	11,058	7,653
Salary and welfare payables	39,501	274,259	210,955
Deferred revenue	107,993	749,793	705,607
Accrued expenses and other current liabilities	129,027	895,837	576,160
Dividends payable			276,261
Income tax payable	21,909	152,112	102,810
Total current liabilities	427,205	2,966,081	2,789,473
Deferred rent	147,464	1,023,843	945,192
Deferred revenue	24,048	166,963	180,861
Other long-term liabilities	46,664	323,991	275,954
Deferred tax liabilities	13,874	96,329	61,293
Total liabilities	659,255	4,577,207	4,252,773
Commitments and contingencies (Note 23)
Equity:
Ordinary shares (US$0.0001 par value per share; 8,000,000,000 shares authorized; 253,978,323 and 281,379,130 shares issued as of December 31, 2015 and 2016, and 250,881,559 and 278,282,366 shares outstanding as of December 31, 2015 and 2016, respectively)	29	204	186
Treasury shares (3,096,764 and 3,096,764 shares as of December 31 2015 and 2016, respectively)	(15,459)	(107,331)	(107,331)
Additional paid-in capital	532,776	3,699,056	2,470,099
Retained earnings	261,007	1,812,174	1,007,559
Accumulated other comprehensive income (loss)	(649)	(4,503)	59,596
Total China Lodging Group, Limited shareholders' equity	777,704	5,399,600	3,430,109
Noncontrolling interest	2,385	16,557	10,639
Total equity	780,089	5,416,157	3,440,748
Total liabilities and equity	$ 1,439,344	¥ 9,993,364	¥ 7,693,521